Share based compensation - Activities of PSUs (Details) - Performance Shares - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Number of PSUs
Outstanding at the beginning (in shares)		2,000,000
Aggregate number of shares granted (in shares)	6,000,000	933,334
Vested (in shares)		(928,667)
Forfeited (in shares)		(1,674,667)
Cancelled (in shares)		(330,000)
Outstanding at the end (in shares)		0	2,000,000
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)		$ 1.69
Weighted average granted (in USD per share)		1.72	$ 1.69
Weighted average vested (in USD per share)		1.71
Weighted average forfeited (in USD per share)		1.70
Weighted average cancelled (in USD per share)		1.69
Outstanding at the end (in USD per share)		$ 0	$ 1.69